Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Preferred Stock by Class Not Redeemable Noncontrolling Interest
The authorized, issued and outstanding shares, liquidation preference, and carrying value of the Company’s convertible preferred stock as of December 31, 2019 were as follows:

	Shares Authorized	Shares Issued	Shares Outstanding	Liquidation Preference	Carrying Value
Series A	3,200,000	3,178,650	3,130,077	51,741	28,889
Series B	833,334	787,725	787,725	37,060	23,632
Series C	13,711,111	10,095,133	10,095,133	519,648	603,278

	17,744,445	14,061,508	14,012,935	608,449	655,799

Schedule of Stock by Class
As of September 30, 2020 the par value of the Class A, Class B and Class C shares was $1,997, $290, and $56, respectively.

	Shares Authorized	Shares Issued	Shares Outstanding
Class A	1,000,000,000	200,131,318	199,647,646
Class B	100,000,000	29,950,326	29,032,042
Class C	200,000,000	5,555,555	5,555,555

	1,300,000,000	235,637,199	234,235,243

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Activity under the Plans is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	24,917,003	$3.90	6.9	$79,798
Granted	2,637,220	$7.80
Forfeited	(1,697,171)	$4.80
Expired	(132,001)	$2.16
Exercised	(1,660,751)	$2.59

Outstanding as of September 30, 2020	24,064,300	$4.35	6.4	$610,782

Vested and expected to vest as of December 31, 2019	22,650,355	$3.73	6.7	$76,321
Vested and expected to vest as of September 30, 2020	22,212,804	$4.09	6.2	$567,533

Options exercisable as of December 31, 2019	14,685,654	$2.83	5.5	$62,869
Options exercisable as of September 30, 2020	16,254,829	$3.43	5.3	$426,049

The following table summarizes the Company’s common stock option activity since December 31, 2018:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	23,362,669	$3.51	7.4	$47,760
Granted	5,011,318	$5.64
Forfeited	(2,801,464)	$4.25
Expired	(4,400)	$1.14
Exercised	(651,120)	$1.89

Outstanding at December 31, 2019	24,917,003	$3.90	6.9	$79,798
Vested and expected to vest at December 31, 2019	22,650,355	$3.73	6.7	$76,321

Options exercisable at December 31, 2019	14,685,654	$2.83	5.5	$62,869

Schedule of Nonvested Restricted Stock Units Activity
Activity for the restricted stock units is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2019	2,322,408	$5.79
Granted	13,039,392	13.41
Vested	(3,810,645)	9.50

	Shares	Weighted Average Grant Date Fair Value
Forfeited	(3,871)	10.79

Unvested as of September 30, 2020	11,547,284	$13.17

The following table summarizes the unvested restricted stock unit activity for the year ended December 31, 2019:

	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	—	$—
Granted	2,616,345	5.78
Vested	(293,937)	5.77
Forfeited	—	—

Unvested at December 31, 2019	2,322,408	$5.79

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The weighted average of assumptions that the Company used to determine the fair value of the common stock options granted to employees and directors were as follows:

	Nine Month Ended September 30,
	2020	2019
Risk-free interest rate	1.09%	2.44%
Expected term (in years)	6.1	6.1
Expected volatility	52%	50%
Expected dividend yield	0%	0%

The weighted average of assumptions that the Company used to determine the fair value of the common stock options granted to employees and directors were as follows:

	Years Ended December 31,
	2018	2019
Risk-free interest rate	2.96%	2.17%
Expected term (in years)	6.0	6.0
Expected volatility	47%	50%
Expected dividend yield	0%	0%

Share-based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense was classified in the condensed consolidated statements of operations and comprehensive loss as follows:

	Nine Months Ended September 30,
	2020	2019
Cost of revenues	$668	$360
Research and development	3,519	1,169
Selling and marketing	2,684	1,848
General and administrative	99,645	5,298

Total	$106,516	$8,675

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2018	2019
Cost of revenues	$611	$536
Research and development	866	1,477
Selling and marketing	1,881	2,418
General and administrative	4,311	7,704

Total	$7,669	$12,135